Fees Summary	Nov. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,087,000.00
Previously Paid Amount	319.52
Total Fee Amount	319.52
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 2,087,000.00
Final Prospectus	true